Equity Investments - Roll-forward (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Fair value adjustment of the year	€ 2,500,000	€ 0
Equity instruments
Disclosure of financial assets [line items]
Cost at January 1	13,575,000
Cost at December 31	52,941,000	13,575,000
Fair value adjustment at January 1	(390,000)
Fair value adjustment of the year	2,485,000	(390,000)
Fair value adjustment at December 31	2,095,000	(390,000)
Equity instruments | Gross amount before fair value adjustment.
Disclosure of financial assets [line items]
Cost at January 1	13,965,000
Acquisition of the year	36,880,000	13,965,000
Cost at December 31	€ 50,845,000	€ 13,965,000